Segments (Details) - Schedule of financial performance of our operating segments - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Information [Line Items]
Segment operating loss		$ (2)				$ (2)
Verticals and technology [Member]
Segment Reporting Information [Line Items]
Revenues from external customers		20,552		$ 9,533		57,364		$ 54,932
Segment operating loss		(3,224)	[1]	(4,295)	[1]	(12,539)		(9,604)	[2]
Other income, net		448		175
Finance income (expenses), net		65		178
Consolidated loss before income tax benefit
Online stock trading [Member]
Segment Reporting Information [Line Items]
Revenues from external customers		8		30		55		18
Segment operating loss		(1,701)		(3,544)		(9,829)		(7,504)
Other income, net		(8)
Finance income (expenses), net		(47)		(480)				395
Consolidated loss before income tax benefit
Corporate and others [Member]
Segment Reporting Information [Line Items]
Revenues from external customers			[3]		[4]			726	[5]
Segment operating loss		(9,917)	[3]	(2,131)	[4]	(26,203)		(20,788)	[5],[6]
Other income, net				(20)	[4]	2,151		(1,801)	[5]
Finance income (expenses), net		(634)	[3]	380	[4]	(750)		395	[5]
Consolidated loss before income tax benefit	[4]
Comprehensive Platform Service [Member]
Segment Reporting Information [Line Items]
Revenues from external customers						88,616
Segment operating loss						36,779	[7]
Other income, net
Finance income (expenses), net
Consolidated loss before income tax benefit
Food Processing [Member]
Segment Reporting Information [Line Items]
Revenues from external customers		577,219
Segment operating loss		143,445	[8]
Other income, net
Finance income (expenses), net		(283)
Consolidated loss before income tax benefit
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers		851,245		9,563		146,035		55,676
Segment operating loss		260,677		(9,970)		(11,792)		(37,896)
Other income, net		425		155		2,151		$ (1,801)
Finance income (expenses), net		1,444		78		$ (750)
Consolidated loss before income tax benefit		$ 262,546		$ (9,737)

[1]	Includes $733 of intangible assets amortization, derived from GFHI acquisition.
[2]	Includes $2,931 of intangible assets amortization, derived from GFHI acquisition.
[3]	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.
[4]	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.
[5]	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.
[6]	Includes $103 of intangible assets amortization, derived from Micronet consolidation.
[7]	Includes $2,416 of intangible assets amortization, derived from Tingo Mobile acquisition.
[8]	Includes $3,078 of intangible assets amortization, derived from the Tingo Foods acquisition.